Investments in affiliates - Equity Accounted Investments (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Summary of financial information
Current assets		$ 348,486		$ 348,486		$ 118,448
Non-current assets		2,851,644		2,851,644		2,595,932
Current liabilities		228,824		228,824		239,685
Long-term liabilities		1,258,113		1,258,113		$ 1,439,118
Net operating revenues		146,434	$ 116,824	278,552	$ 223,020
Net income				$ 669,617	67,585
Gemini
Summary of financial information
Ownership (as a percent)	49.00%			49.00%		49.00%
Equity Method Investment, Nonconsolidated Investee | Gemini
Summary of financial information
Current assets		16,922		$ 16,922		$ 11,524
Non-current assets		70,091		70,091		69,149
Current liabilities		8,603		8,603		7,585
Long-term liabilities		$ 39,151		39,151		$ 41,920
Net operating revenues				17,984	16,441
Net income				$ 8,091	$ 6,664